Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Money Market Account	$ 1,300,624	$ 350,455	$ 3,092,771
Mutual Funds held in Trust Account	51,869,623	203,282,989	203,262,660
Liabilities
Private Warrant Liability		3,986,012	10,763,361
Level 1 [Member]
Assets
Money Market Account	1,300,624	350,455	3,092,771
Mutual Funds held in Trust Account	51,869,623	203,282,989	203,262,660
Liabilities
Private Warrant Liability
Level 2 [Member]
Assets
Money Market Account
Mutual Funds held in Trust Account
Liabilities
Private Warrant Liability
Level 3 [Member]
Assets
Money Market Account
Mutual Funds held in Trust Account
Liabilities
Private Warrant Liability		$ 3,986,012	$ 10,763,361